Note 54 Theoretical shares (Details) - shares		Dec. 31, 2024	Dec. 31, 2023
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	95,877	129,471
Theoretical shares accumulated as of December 31		634,254	849,685
José Miguel Andrés Torrecillas [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	13,407	16,023
Theoretical shares accumulated as of December 31		147,455	134,048
Jaime Caruana Lacorte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	11,350	17,255
Theoretical shares accumulated as of December 31		106,310	94,960
Enrique Casanueva Nárdiz [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[2]	0	0
Theoretical shares accumulated as of December 31	[2]	0	0
Sonia Dulá [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[3]	5,042	0
Theoretical shares accumulated as of December 31	[3]	5,042	0
Raúl Galamba de Oliveira [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	10,423	10,091
Theoretical shares accumulated as of December 31		40,191	29,768
Belén Garijo López [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	9,401	10,603
Theoretical shares accumulated as of December 31		110,593	101,192
Connie Hedegaard [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	3,914	3,263
Theoretical shares accumulated as of December 31		7,177	3,263
Lourdes Maiz Carro [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	5,384	7,237
Theoretical shares accumulated as of December 31		76,977	71,593
José Maldonado Ramos [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[4]	7,735	10,397
Theoretical shares accumulated as of December 31	[4]	0	146,874
Cristina de Parias Halcón [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[2]	0	0
Theoretical shares accumulated as of December 31	[2]	0	0
Ana Peralta Moreno [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	5,384	7,237
Theoretical shares accumulated as of December 31		47,713	42,329
Juan Pi Llorens [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[4]	8,157	13,943
Theoretical shares accumulated as of December 31	[4]	0	148,542
Ana Revenga Shanklin [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	6,947	8,035
Theoretical shares accumulated as of December 31		31,161	24,214
Susana Rodriguez Vidarte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[5]	0	13,648
Theoretical shares accumulated as of December 31	[5]	0	0
Carlos Salazar Lomelín [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	3,882	5,218
Theoretical shares accumulated as of December 31		21,012	17,130
Jan Verplancke [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	4,851	6,521
Theoretical shares accumulated as of December 31		40,623	35,772

[1]	(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders’ Meetings of March 15, 2024 and March 17, 2023 which were €8.84 and €6.58 per share, respectively.
[2]	(2) Directors appointed by the General Meeting held on March 15, 2024; accordingly, the allocation of theoretical shares is not due until 2025.
[3]	(3) Director appointed by the General Meeting held on March 17, 2023; accordingly, the first allocation of theoretical shares was made in 2024.
[4]
(4) Directors who left office on March 15, 2024. In application of the system, José Maldonado Ramos and Juan Pi Llorens received a total of 154,609 and 156,699 BBVA shares, respectively, after leaving office, which is equivalent to the total theoretical shares accumulated up to that date by each of them.

[5]
(5) Director who left office on March 17, 2023. In application of the system, she received a total of 191,423 BBVA shares, after leaving office, which was equivalent to the total theoretical shares accumulated up to that date.